INITIAL PUBLIC OFFERING (Details Narrative) - USD ($)			12 Months Ended
	Sep. 23, 2021	Sep. 17, 2021	Dec. 31, 2024	Dec. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Warrant price per shares		$ 11.50
Deferred offering costs	$ 2,923,969
Underwriting expense	2,400,000
Deferred underwriting commissions	4,025,000		$ 4,025,000	$ 4,025,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock number of shares issued in transaction		10,000,000
Sale of stock price per share		$ 10.00
Sale of stock consideration received on transaction		$ 100,000,000
Sale of stock, description of transaction		Each Unit consists of one share of Common Stock, one Right and one Public Warrant. Each Right entitles the holder thereof to receive one-fifteenth (1/15) of one share of Common Stock upon the consummation of an Initial Business Combination. Each redeemable Public Warrant entitles the holder to purchase one half (1/2) of one share of Common Stock at a price of $11.50 per full share, subject to adjustment
Warrant price per shares		$ 11.50
Deferred offering costs	$ 523,969
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock number of shares issued in transaction	11,500,000
Sale of stock price per share			$ 0.20
Sale of stock consideration received on transaction	$ 115,000,000		$ 2,300,000